Quarterly Report
March 31, 2023
MFS®  Utilities Series
MFS® Variable Insurance Trust
VUF-Q1

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Energy - Renewables – 6.0%
AES Corp.	964,509	$23,225,377
EDP Renovaveis S.A.	1,866,440	42,793,356
Orsted A/S	80,486	6,865,466
		$72,884,199
Natural Gas - Distribution – 1.9%
Atmos Energy Corp.	154,081	$17,312,541
China Resources Gas Group Ltd.	1,485,300	5,477,705
		$22,790,246
Telecommunications - Wireless – 5.8%
Cellnex Telecom S.A.	928,798	$36,154,196
Rogers Communications, Inc., “B”	248,814	11,532,156
SBA Communications Corp., REIT	75,786	19,785,451
Vodafone Group PLC	2,506,577	2,770,489
		$70,242,292
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	438,480	$6,414,920
Utilities - Electric Power – 83.2%
Alliant Energy Corp.	538,038	$28,731,229
Ameren Corp.	439,642	37,980,672
American Electric Power Co., Inc.	437,589	39,816,223
CenterPoint Energy, Inc.	532,468	15,686,507
CLP Holdings Ltd.	1,356,000	9,794,418
Constellation Energy	349,673	27,449,331
Dominion Energy, Inc.	1,102,243	61,626,406
DTE Energy Co.	409,309	44,835,708
E.ON SE	2,375,378	29,625,118
Edison International	605,815	42,764,481
Enel S.p.A.	4,582,216	27,984,920
Energias de Portugal S.A.	3,212,160	17,503,291
Energisa S.A., IEU	781,800	6,197,698
Entergy Corp.	121,750	13,117,345
Equatorial Energia S.A.	1,294,000	6,883,019
Evergy, Inc.	409,522	25,029,985
Exelon Corp.	442,468	18,534,987
Iberdrola S.A.	1,987,939	24,760,737
National Grid PLC	1,609,328	21,844,434
NextEra Energy, Inc.	1,874,517	144,487,771
PG&E Corp. (a)	4,735,297	76,569,753
Pinnacle West Capital Corp.	219,411	17,386,128
Portland General Electric Co.	302,926	14,810,052
PPL Corp.	1,343,724	37,342,090
Public Service Enterprise Group, Inc.	290,131	18,118,681
RWE AG	931,851	40,059,879
Sempra Energy	373,677	56,485,016
Southern Co.	831,071	57,825,920
SSE PLC	1,226,520	27,320,190
Xcel Energy, Inc.	227,737	15,358,583
		$1,005,930,572
Utilities - Water – 1.3%
Veolia Environnement S.A.	491,580	$15,189,362
Total Common Stocks		$1,193,451,591

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 4.56% (v)	13,258,825	$13,261,477

Other Assets, Less Liabilities – 0.2%		3,002,666
Net Assets – 100.0%		$1,209,715,734
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $13,261,477 and $1,193,451,591, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
IEU	International Equity Unit
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
SEK	Swedish Krona
Derivative Contracts at 3/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	51,043	USD	37,161	HSBC Bank	4/21/2023	$616
EUR	1,098,312	USD	1,192,204	Brown Brothers Harriman	4/21/2023	42
EUR	364,583	USD	394,171	Citibank N.A.	4/21/2023	1,593
EUR	3,437,689	USD	3,678,422	HSBC Bank	4/21/2023	53,279
EUR	648,922	USD	700,988	Merrill Lynch International	4/21/2023	3,434
EUR	1,227,652	USD	1,318,654	State Street Bank Corp.	4/21/2023	13,994
EUR	7,316,744	USD	7,835,384	UBS AG	4/21/2023	107,131
GBP	634,941	USD	772,956	Morgan Stanley Capital Services, Inc.	4/21/2023	10,584
GBP	2,293,310	USD	2,737,739	State Street Bank Corp.	4/21/2023	92,286
USD	6,179,502	CAD	8,272,314	HSBC Bank	4/21/2023	57,092
USD	1,659,385	CAD	2,238,663	State Street Bank Corp.	4/21/2023	2,531
USD	30,676,760	GBP	24,682,295	HSBC Bank	4/21/2023	217,944
USD	2,370,375	GBP	1,907,136	Morgan Stanley Capital Services, Inc.	4/21/2023	16,902
						$577,428
Liability Derivatives
CAD	202,810	USD	152,071	Deutsche Bank AG	4/21/2023	$(1,970)
CAD	400,197	USD	297,728	State Street Bank Corp.	4/21/2023	(1,540)
EUR	1,213,022	USD	1,322,985	Brown Brothers Harriman	4/21/2023	(6,218)
EUR	575,193	USD	629,435	HSBC Bank	4/21/2023	(5,048)
EUR	1,468,611	USD	1,609,374	Morgan Stanley Capital Services, Inc.	4/21/2023	(15,158)
GBP	101,736	USD	125,710	HSBC Bank	4/21/2023	(164)
SEK	1,133,113	USD	110,208	Deutsche Bank AG	4/21/2023	(929)
USD	1,253,008	EUR	1,161,685	Brown Brothers Harriman	4/21/2023	(8,031)
USD	140,030,866	EUR	129,012,549	Citibank N.A.	4/21/2023	(15,600)
USD	1,992,867	EUR	1,870,724	Morgan Stanley Capital Services, Inc.	4/21/2023	(37,852)
USD	21,419,058	EUR	19,738,884	State Street Bank Corp.	4/21/2023	(8,012)
USD	1,025,029	GBP	846,605	Brown Brothers Harriman	4/21/2023	(19,711)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	1,673,652	GBP	1,395,115	State Street Bank Corp.	4/21/2023	$(47,969)
						$(168,202)
At March 31, 2023, the fund had cash collateral of $865,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$854,280,237	$—	$—	$854,280,237
Germany	69,684,997	—	—	69,684,997
Spain	24,760,737	36,154,196	—	60,914,933
Portugal	—	60,296,647	—	60,296,647
United Kingdom	—	51,935,113	—	51,935,113
Italy	—	27,984,920	—	27,984,920
France	—	15,189,362	—	15,189,362
Brazil	13,080,717	—	—	13,080,717
Canada	11,532,156	—	—	11,532,156
Other Countries	21,687,043	6,865,466	—	28,552,509
Mutual Funds	13,261,477	—	—	13,261,477
Total	$1,008,287,364	$198,425,704	$—	$1,206,713,068
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$577,428	$—	$577,428
Forward Foreign Currency Exchange Contracts – Liabilities	—	(168,202)	—	(168,202)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$15,431,494	$79,315,982	$81,486,767	$936	$(168)	$13,261,477
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$102,008	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2023, are as follows:
United States	72.0%
Germany	5.8%
Spain	5.0%
Portugal	5.0%
United Kingdom	4.3%
Italy	2.3%
France	1.3%
Brazil	1.1%
Canada	1.0%
Other Countries	2.2%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.